AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 91.2%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	31,521,762	$ 370,065,481
AST AQR Emerging Markets Equity Portfolio*	211,057	2,302,627
AST AQR Large Cap Core Portfolio*	11,792,198	223,933,836
AST BlackRock/Loomis Sayles Bond Portfolio*	22,635,484	333,873,387
AST ClearBridge Dividend Growth Portfolio*	11,301,309	233,937,097
AST Goldman Sachs Global Income Portfolio*	15,816,141	185,207,007
AST Goldman Sachs Small-Cap Value Portfolio*	1,337,143	31,262,400
AST High Yield Portfolio*	1,119,891	12,419,589
AST Hotchkis & Wiley Large-Cap Value Portfolio*	2,387,256	72,596,463
AST International Growth Portfolio*	7,753,385	143,437,614
AST International Value Portfolio*	7,331,843	144,803,894
AST Jennison Large-Cap Growth Portfolio*	2,418,379	87,230,947
AST Loomis Sayles Large-Cap Growth Portfolio*	2,617,010	152,257,655
AST MFS Growth Portfolio*	2,867,325	88,170,235
AST MFS Large-Cap Value Portfolio*	7,707,222	168,325,730
AST Mid-Cap Growth Portfolio*	1,380,808	15,340,781
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	238,594	7,909,376
AST Parametric Emerging Markets Equity Portfolio*	198,248	1,804,055
AST PIMCO Dynamic Bond Portfolio*	7,292,372	72,413,255
AST Prudential Core Bond Portfolio*	97,356,433	1,299,708,382
AST QMA International Core Equity Portfolio*	10,516,259	123,250,551
AST QMA Large-Cap Portfolio*	11,331,825	224,823,417
AST Small-Cap Growth Opportunities Portfolio*	1,205,820	25,696,021
AST Small-Cap Growth Portfolio*	571,718	27,562,502
AST Small-Cap Value Portfolio*	849,529	22,699,406
AST T. Rowe Price Large-Cap Growth Portfolio*	2,595,979	108,849,411
AST T. Rowe Price Large-Cap Value Portfolio*	10,154,327	163,789,298
AST Templeton Global Bond Portfolio*	131,266	1,480,684
AST WEDGE Capital Mid-Cap Value Portfolio*	314,017	7,784,477
AST Wellington Management Global Bond Portfolio*	77,446,993	926,266,037
AST Western Asset Core Plus Bond Portfolio*	37,810,000	524,046,601
	Shares	Value
Affiliated Mutual Funds (continued)
AST Western Asset Emerging Markets Debt Portfolio*	1,233,051	$ 14,685,638

Total Long-Term Investments (cost $5,032,146,088)(w)		5,817,933,854

Short-Term Investments — 8.6%
Affiliated Mutual Fund — 8.5%
PGIM Core Ultra Short Bond Fund (cost $543,042,931)(w)	543,042,931	543,042,931

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
1.913%	12/19/19	8,600	8,567,441
(cost $8,564,048)

Total Short-Term Investments (cost $551,606,979)			551,610,372

TOTAL INVESTMENTS—99.8% (cost $5,583,753,067)			6,369,544,226

Other assets in excess of liabilities(z) — 0.2%			11,770,304

Net Assets — 100.0%			$ 6,381,314,530

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,548	10 Year U.S. Treasury Notes	Dec. 2019	$201,723,750	$(2,054,987)
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AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
507	2 Year U.S. Treasury Notes	Dec. 2019	$109,258,500	$ (325,709)
352	Mini MSCI EAFE Index	Dec. 2019	33,411,840	(172,630)
79	Russell 2000 E-mini Index	Dec. 2019	6,023,750	(229,808)
566	S&P 500 E-Mini Index	Dec. 2019	84,291,550	(858,316)
63	S&P 500 Stock Index	Dec. 2019	46,911,375	(476,807)
				$(4,118,257)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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